Earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share
4.6 Earnings per share

Basic earnings per share (EPS) is calculated by dividing On’s net income for the period by the weighted average number of ordinary shares outstanding during the year.
Diluted EPS is calculated by dividing On’s net income for the period by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued at conversion of all the dilutive potential ordinary shares into ordinary shares. Dilutive effects arise from equity settled shares from the Company's share-based plans. These shares are included even if the service conditions are not met, or respective performance conditions were fulfilled at the end of the reporting period.

Three-month period ended June 30,	2023	2023		2022		2022
	Class A	Class B		Class A		Class B

Weighted number of outstanding shares	284,127,877	345,437,500		282,182,571		345,437,500
Number of shares with dilutive effects	3,464,956	11,792,673		2,241,734		6,782,573
Weighted number of outstanding shares (diluted and undiluted)	287,592,833	357,230,173		284,424,305		352,220,073

Net profit (mCHF)	2.9	0.4		43.8		5.4
Basic EPS (CHF)	0.01	0.00	#DIV/0!	0.16	#DIV/0!	0.02
Diluted EPS (CHF)	0.01	0.00	#DIV/0!	0.15	#DIV/0!	0.02

Six-month period ended June 30,	2023	2023	2022	2022
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	283,859,171	345,437,500	281,519,631	345,437,500
Number of shares with dilutive effects	3,335,726	11,203,866	2,868,566	7,135,495
Weighted number of outstanding shares (diluted and undiluted)	287,194,897	356,641,366	284,388,196	352,572,995

Net profit (mCHF)	42.5	5.2	56.6	6.9
Basic EPS (CHF)	0.15	0.01	0.20	0.02
Diluted EPS (CHF)	0.15	0.01	0.20	0.02